Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt
Total debt excluding debt securities issued	kr 13,486	kr 3,678
Total debt - securities issued	273,976	269,339
Total	287,462	273,017
SKR
Debt
Total	16,547	2,737
USD
Debt
Total	202,787	186,021
JPY
Debt
Total	27,812	32,509
EUR
Debt
Total	19,994	19,813
Other currencies
Debt
Total	20,322	31,937
Exchange-rate related contracts
Debt
Total debt - securities issued	19,207	28,215
Total	19,207	28,215
Interest rate related contracts
Debt
Total debt excluding debt securities issued	13,486	3,678
Total debt - securities issued	254,377	240,389
Total	267,863	244,067
Equity related contracts
Debt
Total debt - securities issued	281	629
Total	281	629
Contracts related to raw materials, credit risk etc
Debt
Total debt - securities issued	111	106
Total	kr 111	kr 106